CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY AND OTHER COMPREHENSIVE INCOME (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends, per share	$ 0.72	$ 0.64	$ 0.28
Common stock authorized amount for future purchases	$ 227.1
Common Stock Repurchase Program
Treasury stock purchased, per share	$ 45.73	$ 34.19	$ 32.28
Executive Life Insurance Benefit Trust
Shares reclassified from Stock Held by Employee Benefits Trusts to Treasury Stock	1,500,000	1,500,000